SHARE-BASED COMPENSATION (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SHARE-BASED COMPENSATION.
Schedule of Stock Award Activity

The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the years ended June 30, 2022 and 2021:

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term In Years
$
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	—	12	3.00
Exercised	—	—	—
Forfeited	(1,190,000)	12	—
Canceled	(80,000)	12	—
Outstanding, June 30, 2017, 2018, 2019, 2020 and 2021	—	—	—
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Canceled	—	—	—
Outstanding, June 30, 2022	—	—	—

Exercisable, June 30, 2021 and 2022	—	—	—
Vested and expected to vest, June 30, 2021 and 2022	—	—	—

The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the years ended June 30, 2021 and 2020:

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term In Years
$
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	—	12	3.00
Exercised	—	—	—
Forfeited	(1,190,000)	12	—
Canceled	(80,000)	12	—
Outstanding, June 30, 2017, 2018,2019 and 2020	—	—	—
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Canceled	—	—	—
Outstanding, June 30, 2021	—	—	—

Exercisable, June 30, 2020 and 2021	—	—	—
Vested and expected to vest, June 30, 2020 and 2021	—	—	—

The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the years ended June 30, 2020 and 2019:

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term In Years
$
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	—	12	3.00
Exercised	—	—	—
Forfeited	(1,190,000)	12	—
Canceled	(80,000)	12	—
Outstanding, June 30, 2017, 2018 and 2019	—	—	—
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Canceled	—	—	—
Outstanding, June 30, 2020	—	—	—

Exercisable, June 30, 2019 and 2020	—	—	—
Vested and expected to vest, June 30, 2019 and 2020	—	—	—

Schedule of Weighted Average Assumptions Used to Value Options	The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44
The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44
The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44